Shareholder Report, Holdings (Details) - C000032269	Jun. 30, 2025
Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
TJX Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PTC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Autodesk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Carlyle Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Electronic TechnologyBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Technology ServicesBNY-03662Q105
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Producer ManufacturingBNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	11.40%
FinanceBNY-03076C106
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Health TechnologyBNY-252131107
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Industrial ServicesBNY-94106B101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Retail TradeBNY-872540109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Health ServicesBNY-29261A100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Consumer Non-DurablesBNY-BYQQ3P5
Holdings [Line Items]
Percent of Net Asset Value	10.40%